Credit facilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Short term loans banks	$ 1,321,665	$ 1,814,551
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Short term loans banks		1,814,551	$ 2,728,385
China Bank Of Communication [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	January 2025 (extended to November 2026)
Credit facilities interest rate	4.40%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li
Short term loans banks	$ 663,538	$ 1,112,904
China Bank Of Communication [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		January 2025 (repaid in January 2025)
Credit facilities interest rate		4.40%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks		$ 417,339
Zhejiang Hecheng Rural Commercial Bank Co [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	August 2025, extended to August 2026
Credit facilities interest rate	12.40%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	$ 167,631	$ 166,936
Zhejiang Hecheng Rural Commercial Bank Co [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		August 2025
Credit facilities interest rate		12.40%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks		$ 166,936
Bank Of China [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	November 2025, extended to June 2026
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks	$ 268,209	$ 317,178
Bank Of China [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		November 2025
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks		$ 317,178
Bank Of China [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	3.60%
Bank Of China [Member] | Minimum [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		3.60%
Bank Of China [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	3.90%
Bank Of China [Member] | Maximum [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		3.90%
Weizhong Bank [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	August 2025
Credit facilities interest rate	5.90%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	$ 93,128	$ 132,489
Weizhong Bank [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		August 2025
Credit facilities interest rate		5.90%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks		$ 132,489
Weizhong Bank Two [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	November 2025
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	$ 31,043	$ 68,011
Weizhong Bank Two [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		November 2025
Credit facilities interest rate		6.10%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks		$ 68,011
Weizhong [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	February 2025 (repaid in February 2025)
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General
Short term loans banks		$ 3,784
Weizhong [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		February 2025 (repaid in February 2025)
Credit facilities interest rate		6.10%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General
Short term loans banks		$ 3,784
Weizhong One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	February 2025 (repaid in February 2025)
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General
Short term loans banks		$ 13,249
Weizhong One [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		February 2025 (repaid in February 2025)
Credit facilities interest rate		6.10%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General
Short term loans banks		$ 13,249
Sichuan Xinwang Bank Co [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	May 2026
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	$ 81,486
Weizhong Bank Three [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	January 2026 (Repaid in January 2026)
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	$ 4,656
Weizhong Bank Five [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	March 2026
Credit facilities interest rate	6.10%
Credit facilities collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	$ 11,974
China Bank Of Communication One [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		August 2024
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks			423,567
China Bank Of Communication One [Member] | Minimum [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		4.90%
China Bank Of Communication One [Member] | Maximum [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		5.00%
China Bank Of Communication Two [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		January 2025 (extended to November 2026)
Credit facilities interest rate		4.40%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks		$ 695,565
China Bank Of Communication Three [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		January 2024 (extended to December 2024)
Credit facilities interest rate		4.60%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks			705,945
Postal Saving Bank Of China [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		June 2024
Credit facilities interest rate		5.70%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks			564,756
China Resource Bank [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		March 2024
Credit facilities interest rate		5.80%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks			412,272
Bank Of China One [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		November 2024
Credit facilities interest rate		3.90%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks			415,096
China Construction Bank [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		December 2024
Credit facilities interest rate		4.00%
Credit facilities collateral guarantee descriptions		Guaranteed by Chun’E Zhao, the legal representative of Guangxi CWT Environmental Technology Co., Ltd., our prior subsidiary.
Short term loans banks			52,240
Weizhong Bank One [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		February 2025
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks			$ 154,509
Weizhong Bank One [Member] | Minimum [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		6.10%
Weizhong Bank One [Member] | Maximum [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		9.70%